Tax matters (Tables)	12 Months Ended
Dec. 31, 2020
Tax matters
Schedule of income tax expense

	2018	2019	2020

Current income tax expense:
Tax expense for current year	5,615	7,099	7,496
Deferred income tax expense (benefit):
Origination and reversal of temporary difference and usage (accrual) of tax carryforward benefits	(157)	(190)	(1,270)
Total Income tax	5,458	6,909	6,226

Schedule of income tax reconciliation

	2018	2019	2020

Profit before tax	24,814	27,290	25,200

Income tax at 30%	7,444	8,187	7,560

Increase/(Decrease) due to permanent differences
Of which:
Due to effect of inflation	(1,542)	(890)	(1,126)
Due to effect of tangible assets	(76)	19	(116)
Due to effect of non-deductible expenses, non-taxable income and others	(368)	(407)	(92)
Income Tax	5,458	6,909	6,226

Effective tax rate	22.00%	25.32%	24.71%
Current tax liability	—	—	—

Income tax	5,458	6,909	6,226
Of which:
Current	5,615	7,099	7,496
Deferred	(157)	(190)	(1,270)

Schedule of tax recognized in equity

	2018	2019	2020

Net tax credited/(charged) to consolidated total equity:
Remeasurement of defined benefit obligation	(64)	462	264
Measurement of Financial assets at fair value through other comprehensive income – Debt instruments	371	(980)	(1,056)
Measurement of financial derivatives (Cash flow hedges)	276	(6)	126
Paid interests on Subordinated Additional Tier I Capital Notes	254	255	290
Income tax from sale of the Custody business	255	—	—
	1,092	(269)	(376)

Schedule of components of gross deferred tax assets and liabilities

	12/31/2019	12/31/2020

Total deferred tax assets prior to offsetting	20,757	21,340
Of which:
Tangible assets and deferred charges	2,050	2,146
Provisions	2,268	2,288
Impairment losses on financial assets at amortized cost	10,010	10,277
Net operating losses carryforward (*)	—	4
Capital losses carryforward (*)	2,708	2,660
Labor provisions	1,435	1,416
Fees and interest collected in advance	995	1,053
Foreign exchange rate financial derivatives	1,291	1,496
Total deferred tax liabilities prior to offsetting	(3,461)	(3,440)
Of which:
Unrealized gains on financial instruments	(2,816)	(2,512)
Prepayments	(347)	(777)
Other	(298)	(151)

(*)The net operating losses carryforward and the capital losses carryforward can be deducted during the ten-year period following the fiscal year in which the net operating loss and the capital loss were originated.

Schedule of capital losses carryforward

As of December 31, 2020, the detail of capital losses carryforward is as follows:

Year of origination	Year of expiration	Amount	Deferred tax asset

2017	2027	498	149
2018	2028	3,297	989
2019	2029	2,562	769
2020	2030	2,509	753
		8,866	2,660

Schedule of deferred tax assets and liabilities on balance sheet

	12/31/2019	12/31/2020

Presented as deferred tax assets (*)	17,401	18,087
Presented as deferred tax liabilities	(105)	(187)
Net	17,296	17,900

Deferred tax assets represent the deferred tax asset whose realization is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences. Bank’s Management has concluded that the realization of such assets is probable based on the Bank’s history of generating sufficient taxable income to utilize all available tax benefits.

Schedule of changes in deferred tax assets and liabilities

			(Charge)/
			Credit to
			Consolidated
		(Charge)/ Credit to	Other
		Consolidated	Comprehensive	Other
	01/01/2019	Income	Income	Movements	12/31/2019

Deferred tax assets	20,791	881	(915)	—	20,757
Deferred tax liabilities	(3,304)	(691)	462	72	(3,461)
	17,487	190	(453)	72	17,296

			(Charge)/
			Credit to
			Consolidated
		(Charge)/ Credit to	Other
		Consolidated	Comprehensive	Other
	01/01/2020	Income	Income	Movements	12/31/2020

Deferred tax assets	20,757	1,430	(280)	(567)	21,340
Deferred tax liabilities	(3,461)	(160)	(96)	277	(3,440)
	17,296	1,270	(376)	(290)	17,900